Pioneer Equity Premium Income Fund
(formerly, Pioneer Flexible Opportunities Fund*)
Schedule of Investments  |  July 31, 2024

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX
* Effective 1/1/24, Pioneer Flexible Opportunities Fund was renamed Pioneer Equity Premium Income Fund.

Schedule of Investments  |  7/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.0%
	Common Stocks — 48.1% of Net Assets
	Automobiles — 0.5%
59,008	Ford Motor Co.	$ 638,467
	Total Automobiles	$638,467

	Banks — 8.5%
47,318	ABN AMRO Bank NV (C.V.A.) (144A)	$ 825,248
43,755	Citizens Financial Group, Inc.	1,867,026
24,424	Comerica, Inc.	1,338,679
70,620	DBS Group Holdings, Ltd.	1,933,108
55,747	ING Groep NV	1,010,564
12,927	KB Financial Group, Inc. (A.D.R.)	842,970
71,585	Regions Financial Corp.	1,601,357
17,852(a)+#	TCS Group Holding Plc (G.D.R.)	—
44,700	United Overseas Bank, Ltd.	1,081,802
	Total Banks	$10,500,754

	Capital Markets — 3.7%
22,700	Morgan Stanley	$ 2,342,867
25,962	State Street Corp.	2,205,991
	Total Capital Markets	$4,548,858

	Chemicals — 1.7%
20,762	LyondellBasell Industries NV, Class A	$ 2,064,988
	Total Chemicals	$2,064,988

	Consumer Staples Distribution & Retail — 0.0%†
23,507+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.5%
46,069	Verizon Communications, Inc.	$ 1,866,716
	Total Diversified Telecommunication Services	$1,866,716

	Electric Utilities — 4.3%
41,011	Eversource Energy	$ 2,662,024
62,616	FirstEnergy Corp.	2,624,237
	Total Electric Utilities	$5,286,261

	Financial Services — 1.2%
562,398	M&G Plc	$ 1,534,909
	Total Financial Services	$1,534,909

1Pioneer Equity Premium Income Fund | 7/31/24

Shares		Value
	Food Products — 2.0%
43,643	Conagra Brands, Inc.	$ 1,323,256
34,569	Kraft Heinz Co.	1,217,174
	Total Food Products	$2,540,430

	Hotel & Resort REITs — 0.5%
34,363	Host Hotels & Resorts, Inc.	$ 601,696
	Total Hotel & Resort REITs	$601,696

	Household Durables — 1.1%
13,419	Whirlpool Corp.	$ 1,368,335
	Total Household Durables	$1,368,335

	Insurance — 3.7%
38,462	ASR Nederland NV	$ 1,930,174
409,577	Aviva Plc	2,633,712
	Total Insurance	$4,563,886

	IT Services — 3.0%
19,154	International Business Machines Corp.	$ 3,680,250
	Total IT Services	$3,680,250

	Marine Transportation — 0.9%
48,862	Star Bulk Carriers Corp.	$ 1,101,349
	Total Marine Transportation	$1,101,349

	Metals & Mining — 1.1%
28,997	Newmont Corp.	$ 1,422,883
	Total Metals & Mining	$1,422,883

	Mortgage Real Estate Investment Trusts (REITs) — 1.7%
297,974	Redwood Trust, Inc.	$ 2,166,271
	Total Mortgage Real Estate Investment Trusts (REITs)	$2,166,271

	Multi-Utilities — 2.1%
47,615	Dominion Energy, Inc.	$ 2,545,498
	Total Multi-Utilities	$2,545,498

	Office REITs — 1.0%
142,207	Piedmont Office Realty Trust, Inc., Class A	$ 1,230,091
	Total Office REITs	$1,230,091

	Oil, Gas & Consumable Fuels — 5.3%
40,298	BW LPG, Ltd. (144A)	$ 654,853
38,181	BW LPG, Ltd. (144A)	628,459
16,390	Chord Energy Corp.	2,813,507
26,700	Enbridge, Inc.	999,114
Pioneer Equity Premium Income Fund | 7/31/242

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
45,047+#	LUKOIL PJSC	$ —
35,837	Williams Cos., Inc.	1,538,841
	Total Oil, Gas & Consumable Fuels	$6,634,774

	Pharmaceuticals — 1.8%
33,013(a)	Pfizer, Inc.	$ 1,008,217
98,758	Viatris, Inc.	1,191,021
	Total Pharmaceuticals	$2,199,238

	Tobacco — 2.5%
31,257	Altria Group, Inc.	$ 1,531,905
13,585	Philip Morris International, Inc.	1,564,449
	Total Tobacco	$3,096,354

	Total Common Stocks (Cost $58,754,697)	$59,592,008

	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204(a)	Wheeler Real Estate Investment Trust, Inc.	$ 17,646
	Total Real Estate Management & Development	$17,646

	Total Preferred Stock (Cost $167,705)	$17,646

Principal Amount USD ($)
Foreign Government Bond — 0.0%† of Net Assets
Russia — 0.0%†
RUB230,742,000(b)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	$ —
	Total Russia	$—

	Total Foreign Government Bond (Cost $3,200,781)	$—

Equity Linked Notes — 47.2% of Net Assets
Aerospace & Defense — 0.7%
31,300	Goldman Sachs International (Embraer S.A.), 12.50%, 5/27/25	$ 927,106
	Total Aerospace & Defense	$927,106

3Pioneer Equity Premium Income Fund | 7/31/24

Principal Amount USD ($)		Value
	Auto Manufacturers — 0.7%
73,500	BNP Paribas Issuance BV (Ford Motor Company), 13.72%, 7/31/25 (144A)	$ 867,300
	Auto Manufacturers	$867,300

	Beverages — 1.0%
36,800	Toronto-Dominion Bank (DraftKings, Inc.), 18.43%, 10/27/25	$ 1,303,824
	Total Beverages	$1,303,824

	Biotechnology — 0.2%
4,300	Bank of America NA (Vaxcyte Ltd.), 21.37%, 3/25/25	$ 286,466
	Total Biotechnology	$286,466

	Broadcasting — 0.5%
93,800	Canadian Imperial Bank of Commerce (Gray Television, Inc.), 24.50%, 11/19/24	$ 614,409
	Total Broadcasting	$614,409

	Broadline Retail — 1.5%
5,000	Toronto-Dominion Bank (Amazon.com, Inc.), 10.50%, 1/28/25	$ 822,775
20,800	Toronto-Dominion Bank (Celsius Holdings, Inc.), 20.90%, 1/28/25	1,033,240
	Total Broadline Retail	$1,856,015

	Computer Hardware — 1.4%
19,700	RBC Capital Markets Corp. (Pure Storage, Inc.), 16.09%, 4/30/25 (144A)	$ 1,071,286
10,000	Wells Fargo Bank NA (Western Digital Corp.), 14.08%, 3/25/25	618,200
	Total Computer Hardware	$1,689,486

	Credit Services — 2.7%
20,800	Citigroup Global Markets Holdings, Inc. (PayPal Holdings, Inc.), 15.10%, 10/22/24 (144A)	$ 1,312,376
21,700	Mizuho Markets Cayman LP (PayPal Holdings, Inc.), 13.83%, 12/24/24	1,338,564
10,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.28%, 2/7/25	647,915
	Total Credit Services	$3,298,855

Pioneer Equity Premium Income Fund | 7/31/244

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electrical Equipment — 1.3%
8,600	BNP Paribas Issuance BV (Vertiv Holdings Co.), 20.17%, 3/17/25 (144A)	$ 611,288
10,700	Canadian Imperial Bank of Commerce (Vertiv Holdings Co.), 21.60%, 7/18/25	942,427
	Total Electrical Equipment	$1,553,715

	Financial Services — 0.4%
2,300	BNP Paribas Issuance BV (Coinbase Global, Inc.), 21.95%, 11/19/24 (144A)	$ 540,362
	Total Financial Services	$540,362

	Footwear & Accessories — 0.9%
31,000	RBC Capital Markets Corp. (On Holding AG), 17.15%, 2/25/25 (144A)	$ 1,090,425
	Total Footwear & Accessories	$1,090,425

	Household & Personal Products — 0.6%
4,300	Royal Bank of Canada (ELF Beauty, Inc.), 21.28%, 4/22/25 (144A)	$ 722,851
	Total Household & Personal Products	$722,851

	Internet & Direct Marketing Retail — 2.0%
5,800	Canadian Imperial Bank of Commerce (eBay, Inc.), 9.80%, 6/17/25	$ 313,023
29,200	Canadian Imperial Bank of Commerce (Maplebear, Inc.), 14.45%, 6/23/25	971,189
3,400	Citigroup Global Markets Holdings, Inc. (Alibaba Group Holding Ltd.), 15.45%, 8/20/24 (144A)	269,807
5,500	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 9.64%, 2/12/25 (144A)	958,980
	Total Internet & Direct Marketing Retail	$2,512,999

	Internet Content & Information — 1.3%
19,900	Canadian Imperial Bank of Commerce (Pinterest, Inc.), 14.80%, 5/12/25	$ 688,524
9,000(c)	HSBC Bank Plc (Doordash, Inc.), 14.20%, 6/23/25	974,610
	Total Internet Content & Information	$1,663,134

	Iron & Steel — 0.8%
62,000	Toronto-Dominion Bank (Cleveland-Cliffs, Inc.), 14.33%, 7/24/25	$ 987,040
	Iron & Steel	$987,040

5Pioneer Equity Premium Income Fund | 7/31/24

Principal Amount USD ($)		Value
	Leisure Products — 1.0%
32,400	Toronto-Dominion Bank (Yeti Holdings, Inc.), 14.73%, 5/20/25	$ 1,266,840
	Total Leisure Products	$1,266,840

	Machinery — 2.0%
10,500	JP Morgan Structured Products BV (Generac Holdings, Inc.), 15.50%, 12/24/24	$ 1,381,170
8,300	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.36%, 2/7/25	1,058,582
	Total Machinery	$2,439,752

	Metals & Mining — 5.1%
35,500	BNP Paribas Issuance BV (Alcoa Corp.), 19.36%, 3/6/25 (144A)	$ 1,047,605
32,900(c)	BNP Paribas Issuance BV (Newmont Corp.), 13.46%, 12/24/24 (144A)	1,367,982
29,800(c)	JP Morgan Structured Products BV (Alcoa Corp.), 17.35%, 7/31/25	994,804
17,600	Merrill Lynch BV (Barrick Gold Corp.), 11.83%, 6/5/25	312,136
21,100	RBC Capital Markets Corp. (Cameco Corp.), 16.99%, 4/15/25 (144A)	1,017,653
16,300	RBC Capital Markets Corp. (Cameco Corp.), 19.99%, 11/19/24 (144A)	770,257
11,500	Wells Fargo Bank NA (Cameco Corp.), 14.19%, 2/25/25	482,425
6,400	Wells Fargo Bank NA (Teck Resources Ltd.), 13.30%, 4/24/25	304,576
	Total Metals & Mining	$6,297,438

	Office REITs — 3.4%
15,700	BNP Paribas Issuance BV (Boston Properties, Inc.), 15.57%, 3/19/25 (144A)	$ 1,079,375
21,800	BNP Paribas Issuance BV (SL Green Reality Corp.), 20.99%, 2/25/25 (144A)	1,025,049
18,900	Goldman Sachs International (SL Green Reality Corp.), 18.34%, 6/23/25	1,095,444
15,100(c)	JP Morgan Structured Products BV (Boston Properties, Inc.), 18.20%, 8/20/24	1,018,456
	Total Office REITs	$4,218,324

	Oil, Gas & Consumable Fuels — 2.2%
37,900	Canadian Imperial Bank of Commerce (Antero Resources Corp.), 15.95%, 3/3/25	$ 1,051,907
Pioneer Equity Premium Income Fund | 7/31/246

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil, Gas & Consumable Fuels — (continued)
50,000	Canadian Imperial Bank of Commerce (Kosmos Energy Ltd.), 15.90%, 3/18/25	$ 272,450
10,000	Goldman Sachs International (Range Resources Corp.), 14.65%, 3/6/25	321,500
195,500	Merrill Lynch BV (Kosmos Energy Ltd.), 16.93%, 10/22/24	1,120,215
	Total Oil, Gas & Consumable Fuels	$2,766,072

	Semiconductors & Semiconductor Equipment — 10.0%
14,900	BNP Paribas Issuance BV (Microchip Technology, Inc.), 12.38%, 10/22/24 (144A)	$ 1,284,678
1,700	Citigroup Global Markets Holdings, Inc. (Lam Research Corp.), 13.29%, 10/22/24 (144A)	1,385,534
9,500	Goldman Sachs International (Advanced Micro Devices, Inc.), 15.32%, 12/24/24	1,310,810
29,800	Goldman Sachs International (Intel Corp.), 12.90%, 5/27/25	897,129
29,400(c)	HSBC Bank Plc (Intel Corp.), 14.10%, 7/18/25	946,386
7,800(c)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	615,849
4,300	Merrill Lynch BV (Axcelis Technologies, Inc.), 15.81%, 7/11/25	570,545
11,300	Mizuho Markets Cayman LP (Microchip Technology Incorporated), 12.53%, 4/30/25	984,479
1,200	RBC Capital Markets Corp. (Nvidia Corp.), 24.37%, 9/24/24 (144A)	1,140,232
21,300	Toronto-Dominion Bank (Allegro MicroSystems, Inc.), 15.60%, 3/25/25	536,228
12,600	Toronto-Dominion Bank (On Semiconductor Corp.), 14.48%, 5/27/25	938,889
11,700	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 16.15%, 1/28/25	1,749,852
	Total Semiconductors & Semiconductor Equipment	$12,360,611

	Software — 5.0%
91,600	BNP Paribas Issuance BV (Bumble, Inc.), 20.85%, 10/22/24 (144A)	$ 899,512
3,900	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 13.89%, 2/25/25 (144A)	265,181
4,000	Goldman Sachs International (Affirm Holdings, Inc.), 27.61%, 7/1/25	115,760
7,900	Goldman Sachs International (Affirm Holdings, Inc.), 28.05%, 6/2/25	233,366
7Pioneer Equity Premium Income Fund | 7/31/24

Principal Amount USD ($)		Value
	Software — (continued)
66,800(c)	JP Morgan Structured Products BV (Lyft, Inc.), 21.00%, 6/23/25	$ 861,346
17,600(c)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 12.89%, 12/24/24	1,122,352
6,500(c)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 13.02%, 3/7/25	414,613
9,300	Mizuho Markets Cayman LP (Uber Technologies, Inc.), 15.55%, 11/19/24	592,991
59,000	Toronto-Dominion Bank (Toast, Inc.), 20.20%, 1/28/25	1,116,551
58,000	Wells Fargo Bank NA (Bumble, Inc.), 19.45%, 3/17/25	586,380
	Total Software	$6,208,052

	Speciality Chemicals — 0.3%
1,300	Goldman Sachs International (Air Products and Chemicals, Inc.), 9.96%, 4/29/25	$ 319,261
	Total Speciality Chemicals	$319,261

	Specialty Retail — 1.1%
17,200	Citigroup Global Markets Holdings, Inc. (Best Buy Co., Inc.), 13.28%, 10/22/24 (144A)	$ 1,335,064
	Total Specialty Retail	$1,335,064

	Technology Hardware, Storage & Peripherals — 1.1%
38,500	Mizuho Markets Cayman LP (Pure Storage, Inc.), 13.48%, 12/24/24	$ 1,412,372
	Total Technology Hardware, Storage & Peripherals	$1,412,372

	Total Equity Linked Notes (Cost $58,886,635)	$58,537,773

Pioneer Equity Premium Income Fund | 7/31/248

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 2.7% of Net Assets
	Open-End Fund — 2.7%
3,365,281(d)(e)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 3,365,281
		$3,365,281

	TOTAL SHORT TERM INVESTMENTS (Cost $3,365,281)	$3,365,281

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.0% (Cost $124,375,099)	$121,512,708
	OTHER ASSETS AND LIABILITIES — 2.0%	$2,444,489
	net assets — 100.0%	$123,957,197

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $22,171,357, or 17.9% of net assets.
(a)	Non-income producing security.
(b)	Security is in default.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2024.
(e)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$—
Magnit PJSC	12/1/2021	1,791,726	—
9Pioneer Equity Premium Income Fund | 7/31/24

Restricted Securities	Acquisition date	Cost	Value
Russian Federal Bond - OFZ	10/7/2020	$3,200,781	$—
TCS Group Holding Plc (G.D.R.)	8/27/2021	1,517,792	—
Total Restricted Securities			$—
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
RUB	— Russia Ruble
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples Distribution & Retail	$—	$—	$—*	$—*
All Other Common Stocks	59,592,008	—	—	59,592,008
Preferred Stock	—	17,646	—	17,646
Foreign Government Bond	—	—	—*	—*
Equity Linked Notes	—	58,537,773	—	58,537,773
Open-End Fund	3,365,281	—	—	3,365,281
Total Investments in Securities	$62,957,289	$58,555,419	$—	$121,512,708
*	Securities valued at $0.
During the period ended July 31, 2024, there were no transfers in or out of Level 3.
Pioneer Equity Premium Income Fund | 7/31/2410